ACQUISITIONS	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS

NOTE 3: ACQUISITIONS

ROHUMA

On January 22, 2021, the Company entered into a Share Exchange Agreement with Rohuma, LLC, a Delaware limited liability company (“Rohuma”) and its members, whereby the Rohuma members agreed to exchange all of their respective membership interests in Rohuma in exchange for 536,528 shares of common stock, of which the first tranche of shares were issued on March 1, 2021 totaling 320,285 shares, with the remaining value reflected as contingent consideration until the shares vest at which time they will be issued. The transaction was valued at $3,433,776 ($6.40 per share). The Company is making final determination on the revenue targets to ascertain that the second tranche of shares should be issued. Rohuma has an Indian affiliate that is owned 99% by Rohuma and 1% by its founding member. Rohuma controls this entity and the 1% ownership by the member is now less than 1% upon acquisition by the Company. This amount is reflected as a non-controlling interest.

The Company acquired the assets and liabilities noted below in exchange for the shares noted herein and accounted for the acquisition in accordance with ASC 805.

Cash	$6,027
Accounts receivables, net	4,179
Prepaid expenses and other current assets	8,943
Fixed assets	4,512
Investment	1,440
Accounts payable and accrued expenses	(58,153)
Accrued duties and taxes	(2,688)
Cash overdraft	(2,980)
Debt- related parties	(37,776)
Debt	(10,000)
$(86,496)

The difference between the net liabilities acquired of $86,496, and the consideration paid (in the form of shares, inclusive of contingent consideration of $1,383,954) of $3,520,272 represents goodwill. The Company had an independent valuation consultant perform an impairment test and it was determined that no impairment exists on the goodwill as of December 31, 2021.

MIMO TECHNOLOGIES

On February 17, 2021, the Company entered into a Share Exchange Agreement with Mimo Technologies Private Ltd., and Indian corporation (“Mimo”) and its shareholders, whereby the Mimo shareholders agreed to exchange all of their respective shares in Mimo in exchange for warrants to purchase 170,942 shares of the Company’s common stock. Of these warrants, 102,565 were earned at the date of acquisition, with the remaining 68,377 expected to be earned over the next two years from grant based on revenue goals for Mimo. The warrants have a term of three years and an exercise price of $0.008 and value in the amount of $1,640,447, of which $984,268 is reflected in additional paid in capital, with the remaining $656,179 reflected as contingent consideration. The Company is making final determination on the revenue targets to ascertain that the second tranche of warrants should be vested. In addition to the issuance of the warrants, TRAQ Pvt Ltd, wrote off $258,736 in amounts due from a note receivable, $123,778 in accounts receivable and $40,354 in a debenture from Mimo. In addition, a cash payment was made to one of the minority shareholders of Mimo in the amount of $22,338. The Company acquired over 99% of Mimo with the remaining percentage of less than 1% reflected as a non-controlling interest.

The Company acquired the assets and liabilities noted below in exchange for the warrants noted herein and accounted for the acquisition in accordance with ASC 805.

Cash	$43,851
Accounts receivables, net	58,692
Prepaid expenses and other current assets	272,872
Fixed assets	153,186
Intellectual property	508,669
Tradenames	169,556
Accounts payable and accrued expenses	(708,833)
Accrued payroll and related taxes	(104,750)
Accrued duties and taxes	(28,213)
Comprehensive income	(42,735)
Debt – related parties	(343,118)
Debt	(236,712)
$(257,535)

The difference between the net liabilities acquired of $(257,535), and the consideration paid (in the form of cash and warrants, net of adjustments for the note payable and accounts payable of Mimo with TRAQ Pvt Ltd) of $2,085,653 represents goodwill in the amount of $2,343,188. The Company’s had an independent valuation consultant perform an impairment test and it was determined no impairment of the goodwill exists as of December 31, 2021.

The following table shows pro-forma results for the years ended December 31, 2021 and 2020 as if the acquisition had occurred on January 1, 2020. These unaudited pro forma results of operations are based on the historical financial statements and related notes of Rohuma, Mimo and the Company.

	For the year ended December 31, 2021	For the year ended December 31, 2020
Revenues	$2,748,262	$1,397,940
Net income (loss)	$(6,505,299)	$(1,284,804)
Net income (loss) per share	$(1.68)	$(0.40)